Capital Assets (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		December 31, 2014
	Cost	Accumulated amortization	Net book value

Land and improvements	$133,716	$-	$133,716
Buildings and improvements	275,452	72,795	202,657
Vehicles and equipment	842,994	412,138	430,856
Containers and compactors	364,978	209,764	155,214
Furniture, fixtures and computer equipment	32,486	26,379	6,107
	$1,649,626	$721,076	$928,550

		December 31, 2013
	Cost	Accumulated amortization	Net book value

Land and improvements	$141,470	$-	$141,470
Buildings and improvements	286,494	64,400	222,094
Vehicles and equipment	859,474	430,154	429,320
Containers and compactors	323,180	186,144	137,036
Furniture, fixtures and computer equipment	32,834	25,502	7,332
	$1,643,452	$706,200	$937,252